Leasehold commitments	12 Months Ended
Dec. 31, 2011
Leasehold commitments
19.	Leasehold commitments

As of December 31, 2011, a summary of leasehold commitments is as follows:

(In thousands of US$)
Year
2012	780
2013	509
2014	478
2015	337
2016	138
Thereafter	11
Total minimum payments (1)	2,253

(1)	Minimum payments have not been reduced by minimum sublease rentals of $1,704 thousand due in the future under noncancelable subleases.

The following table presents an analysis of all operating leases:

	2011	2010	2009
Rent expense	1,403	875	770
Less: Sublease rentals	(129)	-	-
	1,274	875	770